LEASES, COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
LEASES, COMMITMENTS AND CONTINGENCIES
15. LEASES, COMMITMENTS AND CONTINGENCIES
Leases.
We account for leases in accordance with ASC Topic 842. We lease and sublease certain office space and equipment under operating leases. We sublease office space for our corporate headquarters in Houston as well as for corporate offices in Dallas, Denver and Atlanta and offices in and around our gathering systems for terms of between three and ten years. We lease and sublease the office space to limit exposure to risks related to ownership, such as fluctuations in real estate prices. In addition, we lease equipment primarily to support our operations in response to the needs of our gathering systems for terms of between three and four years. We also lease vehicles under finance leases to support our operations in response to the needs of our gathering systems for a term of three years. We only lease from reputable companies and our leased assets are not specialized in our industry.
Some of our leases are subject to annual escalations according to the Consumer Price Index (“CPI”). While lease liabilities are not remeasured as a result of changes to the CPI, changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred.
We have options to extend the lease and sublease terms of certain office space in Texas, Colorado and West Virginia. The beginning of the noncancelable lease and sublease period for these agreements ranges from 2014 to 2020 and the lease and sublease period ends between 2020 and 2028. These lease and sublease agreements contain between one and three options to renew the lease and sublease for a period of between two and five years. As of March 31, 2020, the exercise of the renewal options for these agreements are not reasonably certain and, as a result, the payments associated with these renewals are not included in the measurement of the lease liability and right-of-use (“ROU”) asset.
We also have options to extend the lease term of certain compression equipment used at the Summit Utica gathering system. The beginning of the noncancelable lease period for these leases is 2017 and the lease period ends in 2020. In April 2020, we renewed the lease period for periods of one to three years. Our future minimum lease payments are approximately $2.3 million.
Our leases do not contain residual value guarantees.
In accordance with the provisions in our Revolving Credit Facility, our aggregate finance lease obligations cannot exceed $50 million in any period of twelve consecutive calendar months during the life of such leases. In accordance with the provisions in our Term Loan B, our aggregate finance lease obligations cannot exceed $5 million.
In March 2019, we entered into an agreement with a third
-
party vendor to construct a transmission line to deliver electric power to the new 60 MMcf/d processing plant in the DJ Basin. The project is expected to cost approximately $7.8 million and we made an up-front
payment of $3.0 million, which is included in the Property, plant and equipment, net caption on the unaudited condensed consolidated balance sheet. During the second quarter of 2019, we exercised an option to increase the capacity of the transmission line for an additional cost of $4.3 million and we issued an irrevocable standby letter of credit payable to the vendor with an initial term of one year totaling $9.1 million, which reflects the expected remaining cost of the project. The letter of credit will automatically renew for successive twelve-month periods following the initial term, subject to certain adjustments. Once construction is complete, the letter of credit will be adjusted to reflect the final construction cost. We determined the contract contained a lease based on the right to use the constructed transmission line to power the processing plant in the DJ Basin. The project is expected to be completed and the commencement date of the ROU asset will be on or before January 2021.
Our significant assumptions or judgments include the determination of whether a contract contains a lease and the discount rate used in our lease liabilities.
The rate implicit in our lease contracts is not readily determinable. In determining the discount rate used in our lease liabilities, we analyzed certain factors in our incremental borrowing rate, including collateral assumptions and the term used. Our incremental borrowing rate on the Revolving Credit Facility was 4.55% at December 31, 2019, which reflects the fixed rate at which we could borrow a similar amount, for a similar term and with similar collateral as in the lease contracts at the commencement date.
ROU assets (included in the Property, plant and equipment, net caption on our unaudited condensed consolidated balance sheet) and lease liabilities (included in the Other current liabilities and Other noncurrent liabilities captions on our unaudited condensed consolidated balance sheet) follow:

	March 31, 2020	December 31, 2019
	(In thousands)
ROU assets
Operating	$4,306	$3,580
Finance	2,649	3,159

	$6,955	$6,739
Lease liabilities, current
Operating	$967	$1,221
Finance	1,023	1,246

	$1,990	$2,467
Lease liabilities, noncurrent
Operating	$3,482	$2,513
Finance	483	676

	$3,965	$3,189
Lease cost and Other information follow:

	Three months ended March 31,
	2020	2019
	(In thousands)
Lease cost
Finance lease cost:
Amortization of ROU assets (included in depreciation and amortization)	$352	$368
Interest on lease liabilities (included in interest expense)	18	23
Operating lease cost (included in general and administrative expense)	772	832

	$1,142	$1,223

	Three months ended March 31,
	2020	2019
	(In thousands)
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$708	$821
Operating cash outflows from finance leases	18	23
Financing cash outflows from finance leases	417	445
ROU assets obtained in exchange for new operating lease liabilities	1,199	—
ROU assets obtained in exchange for new finance lease liabilities	—	693
Weighted-average remaining lease term (years) - operating leases	6.0	3.5
Weighted-average remaining lease term (years) - finance leases	2.0	2.0
Weighted-average discount rate - operating leases	5%	5%
Weighted-average discount rate - finance leases	4%	4%
We recognize total lease expense incurred or allocated to us in general and administrative expenses. Lease expense related to operating leases, including lease expense incurred on our behalf and allocated to us, was as follows:

	Three months ended March 31,
	2020	2019
	(In thousands)
Lease expense	$953	$990
Future minimum lease payments due under noncancelable leases for the remainder of 2020 and each of the five succeeding fiscal years and thereafter, were as follows:

	March 31, 2020
	(In thousands)
	Operating	Finance
2020	$1,046	$873
2021	1,125	606
2022	883	76
2023	741	—
2024	555	—
2025	464	—
Thereafter	742	—

Total future minimum lease payments	$5,556	$1,555

Future minimum lease payments due under noncancelable leases at December 31, 2019 and each of the five succeeding fiscal years and thereafter, were as follows:

	December 31, 2019
	(In thousands)
	Operating	Finance
2020	$1,705	$1,299
2021	1,004	616
2022	551	76
2023	408	—
2024	240	—
2025	153	—
Thereafter	742	—

Total future minimum lease payments	$4,803	$1,991

Environmental Matters.
Although we believe that we are in material compliance with applicable environmental regulations, the risk of environmental remediation costs and liabilities are inherent in pipeline ownership and operation. Furthermore, we can provide no assurances that significant environmental remediation costs and liabilities will not be incurred by the Partnership in the future. We are currently not aware of any material contingent liabilities that exist with respect to environmental matters, except as noted below.
In 2015, we learned of the rupture of a four-inch produced water gathering pipeline on the Meadowlark Midstream system near Williston, North Dakota. The incident, which was covered by insurance policies, was subject to maximum coverage of $25.0 million from its pollution liability insurance policy and $200.0 million from its property and business interruption insurance policy. The pollution liability policy was exhausted in 2015.
A rollforward of the aggregate accrued environmental remediation liabilities follows.

Total
(In thousands)
Accrued environmental remediation, January 1, 2020	$4,651
Payments made	(17)

Accrued environmental remediation, March 31, 2020	$4,634

As of March 31, 2020, we have recognized (i) a current liability for remediation effort expenditures expected to be incurred within the next 12 months and (ii) a noncurrent liability for estimated remediation expenditures and fines expected to be incurred subsequent to March 31, 2021. Each of these amounts represent our best estimate for costs expected to be incurred. Neither of these amounts has been discounted to its present value.
While we cannot predict the ultimate outcome of this matter with certainty for the Partnership or Meadowlark Midstream, especially as it relates to any material liability as a result of any governmental proceeding related to the incident, we believe at this time that it is unlikely that the Partnership will be subject to any material liability as a result of any governmental proceeding related to the rupture. Prior to the GP
Buy-In
Transaction, Summit Midstream Partners Holdings, LLC, a subsidiary of Summit Investments, had certain indemnity obligations to the Partnership associated with the 2016 sale of Meadowlark Midstream to the Partnership.
Legal Proceedings.
The Partnership is involved in various litigation and administrative proceedings arising in the normal course of business. In the opinion of management, any liabilities that may result from these claims or those arising in the normal course of business would not individually or in the aggregate have a material adverse effect on the Partnership’s financial position or results of operations.

16. LEASES, COMMITMENTS AND CONTINGENCIES
Leases.
We account for leases in accordance with Topic 842, which we adopted on January 1, 2019, using the modified retrospective method. Under the modified retrospective method, the comparative information is not adjusted and is reported under the accounting standards in effect for those periods. See Note 2 for further discussion of the adoption.
We lease certain office space and equipment under operating leases. We lease office space for our corporate headquarters as well as for corporate offices in Dallas, Denver and Atlanta and offices in and around our gathering systems for terms of between 3 and 10 years. We lease the office space to limit exposure to risks related to ownership, such as fluctuations in real estate prices. In addition, we lease equipment primarily to support our operations in response to the needs of our gathering systems for terms of between 3 and 4 years. We also lease vehicles under finance leases to support our operations in response to the needs of our gathering systems for a term of 3 years. We only lease from reputable companies and our leased assets are not specialized in our industry.
Some of our leases are subject to annual escalations relating to the Consumer Price Index (“CPI”). While lease liabilities are not remeasured as a result of changes to the CPI, changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred.
We have options to extend the lease term of certain office space in Texas, Colorado and West Virginia. The beginning of the noncancelable lease period for these leases ranged from 2014 to 2018 and the lease period ends between 2020 and 2028. These lease agreements contain between one and three options to renew the lease for a period of between two and five years. As of December 31, 2019, the exercise of the renewal options for these leases are not reasonably certain and, as a result, the payments associated with these renewals are not included in the measurement of the lease liability and ROU asset.
We also have options to extend the lease term of certain compression equipment used at the Summit Utica gathering system. The beginning of the noncancelable lease period for these leases was 2017 and the lease period ends in 2020. Upon expiration of the noncancelable lease period, we have the option to renew the leases on a month-to-month basis; we therefore have not included any amounts attributable to renewals in the measurement.
Our leases do not contain residual value guarantees.
In accordance with the provisions in our Revolving Credit Facility, our aggregate finance lease obligations cannot exceed $50 million in any period of twelve consecutive calendar months during the life of such leases. In accordance with the provisions in our Term Loan B, our aggregate finance lease obligations cannot exceed $5 million.
In November 2019, we entered into a sublease agreement with a third party to sublease corporate office space in Houston, Texas. The noncancelable sublease period begins in 2020 and the sublease period ends in 2025. The sublease agreement contains one option to renew the lease for five years. We moved our corporate headquarters to the Houston office on March 2, 2020. Our future minimum sublease payments are approximately $1.2 million.
In March 2019, we entered into an agreement with a third party vendor to construct a transmission line to deliver electric power to the new 60 MMcf/d processing plant in the DJ Basin. The project is expected to cost approximately $7.8 million and we made an up-front
payment of $3.0 million, which is included in the Property, plant and equipment, net caption on the consolidated balance sheet. During the second quarter of 2019, we exercised an option to increase the capacity of the transmission line for an additional cost of $4.3 million and we issued an irrevocable standby letter of credit payable to the vendor with an initial term of one year totaling $9.1 million, which reflects the expected remaining cost of the project. The letter of credit will automatically renew for successive twelve month periods following the initial term, subject to certain adjustments. Once construction is complete, the letter of credit will be adjusted to reflect the final construction cost. We determined the contract contained a lease based on the right to use the constructed transmission line to power the processing plant in the DJ Basin. The project is expected to be completed and the commencement date of the ROU asset will be on or before January 2021.
Our significant assumptions or judgments include the determination of whether a contract contains a lease and the discount rate used in our lease liabilities.
The rate implicit in our lease contracts is not readily determinable. In determining the discount rate used in our lease liabilities, we analyzed certain factors in our incremental borrowing rate, including collateral assumptions and the term used. Our incremental borrowing rate on the Revolving Credit Facility was 4.55% at December 31, 2019, which reflects the fixed rate at which we could borrow a similar amount, for a similar term and with similar collateral as in the lease contracts at the commencement date.
We adopted the following practical expedients in Topic 842 for all asset classes, which included (i) not being required to reassess whether any expired or existing contracts are or contain leases; (ii) not being required to reassess the lease classification for any expired or existing leases (that is, all existing leases that were classified as operating leases in accordance with Topic 840 will be classified as operating leases, and all existing leases that were classified as capital leases in accordance with Topic 840 will be classified as finance leases); (iii) not being required to reassess initial direct costs for any existing leases; (iv) not recognizing ROU assets and lease liabilities that arise from short-term leases of twelve months or less for any class of underlying asset; (v) not allocating consideration in a contract between lease and nonlease (e.g., maintenance services) components for our leased office space and equipment; and (vi) not evaluating existing or expired land easements that were not previously accounted for as leases under Topic 840.
ROU assets (included in the Property, plant and equipment, net caption on our consolidated balance sheet) and lease liabilities (included in the Other current liabilities and Other noncurrent liabilities captions on our consolidated balance sheet) follow:

December 31,
2019
(In thousands)
ROU assets
Operating	$3,580
Finance	3,159

$6,739
Lease liabilities, current
Operating	$1,221
Finance	1,246

$2,467
Lease liabilities, noncurrent
Operating	$2,513
Finance	676

$3,189
Lease cost and Other information follow:

Year ended December 31, 2019
(In thousands)
Lease cost
Finance lease cost:
Amortization of ROU assets (included in depreciation and amortization)	$1,559
Interest on lease liabilities (included in interest expense)	102
Operating lease cost (included in general and administrative expense)	3,345

$5,006

Twelve months ended
December 31, 2019
(In thousands)
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$3,396
Operating cash outflows from finance leases	102
Financing cash outflows from finance leases	1,873
ROU assets obtained in exchange for new operating lease liabilities	1,218
ROU assets obtained in exchange for new finance lease liabilities	1,350
Weighted-average remaining lease term (years) - operating leases	5.8
Weighted-average remaining lease term (years) - finance leases	2.0
Weighted-average discount rate - operating leases	5%
Weighted-average discount rate - finance leases	4%
We recognize total lease expense incurred or allocated to us in general and administrative expenses. Lease expense related to operating leases, including lease expense incurred on our behalf and allocated to us, was as follows:

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Lease expense	$4,038	$4,108	$3,963
Future minimum lease payments due under noncancelable leases at December 31, 2019, were as follows

	December 31, 2019
	(In thousands)
	Operating	Finance
2020	$1,705	$1,299
2021	1,004	616
2022	551	76
2023	408	—
2024	240	—
2025	153	—
Thereafter	742	—

Total future minimum lease payments	$4,803	$1,991

Future minimum lease payments due under noncancelable operating leases (under ASC 840) at December 31, 2018, were as follows:

December 31,
2018
(In thousands)
2019	$3,133
2020	1,018
2021	550
2022	506
2023	373
Thereafter	621

Total future minimum lease payments	$6,201

Future payments due under finance leases (under ASC 840) at December 31, 2018, were as follows:

December 31,
2018
(In thousands)
2019	$1,473
2020	902
2021	174

Total finance lease obligations	2,549
Less: Amounts representing interest	(104)

Net present value of finance lease obligations	2,445
Less: Amount representing current portion (included in Other current liabilities)	(1,406)

Finance lease obligations, less current portion (included in Other noncurrent liabilities)	$1,039

Environmental Matters.
Although we believe that we are in material compliance with applicable environmental regulations, the risk of environmental remediation costs and liabilities are inherent in pipeline ownership and operation. Furthermore, we can provide no assurances that significant environmental remediation costs and liabilities will not be incurred by the Partnership in the future. We are currently not aware of any material contingent liabilities that exist with respect to environmental matters, except as noted below.
In 2015, we learned of the rupture of a four-inch produced water gathering pipeline on the Meadowlark Midstream system near Williston, North Dakota. The incident, which was covered by our insurance policies, was subject to maximum coverage of $25.0 million from its pollution liability insurance policy and $200.0 million from its property and business interruption insurance policy. We exhausted the $25.0 million pollution liability policy in 2015. We submitted property and business interruption claim requests to the insurers and reached a settlement in January 2017. In connection therewith, we recognized $2.6 million of business interruption recoveries and $0.4 million of property recoveries.
A rollforward of the aggregate accrued environmental remediation liabilities follows.

Total
(In thousands)
Accrued environmental remediation, January 1, 2018	$5,344
Payments made	(3,808)
Additional accruals	4,100

Accrued environmental remediation, December 31, 2018	$5,636
Payments made	(2,284)
Additional accruals	1,299

Accrued environmental remediation, December 31, 2019	$4,651

As of December 31, 2019, we have recognized (i) a current liability for remediation effort expenditures expected to be incurred within the next 12 months and (ii) a noncurrent liability for estimated remediation expenditures and fines expected to be incurred subsequent to December 31, 2020. Each of these amounts represent our best estimate for costs expected to be incurred. Neither of these amounts has been discounted to its present value.
While we cannot predict the ultimate outcome of this matter with certainty for the Partnership or Meadowlark Midstream, especially as it relates to any material liability as a result of any governmental proceeding related to the incident, we believe at this time that it is unlikely that the Partnership will be subject to any material liability as a result of any governmental proceeding related to the rupture. Prior to the GP
Buy-In
Transaction, Summit Midstream Partners Holdings, LLC, a subsidiary of Summit Investments, had certain indemnity obligations to the Partnership associated with the 2016 sale of Meadowlark Midstream to the Partnership.
Legal Proceedings.
The Partnership is involved in various litigation and administrative proceedings arising in the normal course of business. In the opinion of management, any liabilities that may result from these claims or those arising in the normal course of business would not individually or in the aggregate have a material adverse effect on the Partnership’s financial position or results of operations.